Financial Statement Schedule I - BALANCE SHEETS Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements
Accounts receivable trade, allowance	$ 32,941	$ 26,119
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	58,496,685	57,830,149
Common shares, shares outstanding (in shares)	58,496,685	57,830,149
Parent Company
Condensed Financial Statements
Accounts receivable trade, allowance	$ 3,642	$ 3,007
Advances to suppliers, allowance for doubtful	$ 5,222	$ 5,225
Common share, par value (in dollars per share)	$ 0	$ 0
Common shares, shares issued (in shares)	58,496,685	57,830,149
Common shares, shares outstanding (in shares)	58,496,685	57,830,149